Master Trust Assets - Schedule of Master Trust Net Assets (Details) - EBP 004 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Liability [Abstract]
Net assets available for benefits	$ 1,496.8	$ 1,363.6
Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	1,404.1	1,265.7
Investments at contract value	72.1	78.1
Total investments	1,476.2	1,343.8
Other receivables	0.6	1.4
EBP, Asset, Total	1,476.8	1,345.2
EBP, Liability [Abstract]
EBP, Other Liability	0.1	0.9
Net assets available for benefits	1,476.7	1,344.3
Master Trust | Company common stock
EBP, Master Trust [Line Items]
Investments at fair value	190.4	215.6
Master Trust | Money market funds
EBP, Master Trust [Line Items]
Investments at fair value	5.6	5.7
Master Trust | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	137.5	120.0
Master Trust | Collective investment trusts
EBP, Master Trust [Line Items]
Investments at fair value	1,070.6	924.4
Master Trust | Synthetic GICs
EBP, Master Trust [Line Items]
Investments at contract value	69.7	75.2
Master Trust | Traditional GICs
EBP, Master Trust [Line Items]
Investments at contract value	2.4	2.9
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	1,404.0	1,265.6
Investments at contract value	72.1	78.1
Total investments	1,476.1	1,343.7
Other receivables	0.6	1.4
EBP, Asset, Total	1,476.7	1,345.1
EBP, Liability [Abstract]
EBP, Other Liability	0.1	0.9
Net assets available for benefits	1,476.6	1,344.2
Plan's Interest in Master Trust | Company common stock
EBP, Master Trust [Line Items]
Investments at fair value	190.4	215.6
Plan's Interest in Master Trust | Money market funds
EBP, Master Trust [Line Items]
Investments at fair value	5.6	5.7
Plan's Interest in Master Trust | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	137.5	120.0
Plan's Interest in Master Trust | Collective investment trusts
EBP, Master Trust [Line Items]
Investments at fair value	1,070.5	924.3
Plan's Interest in Master Trust | Synthetic GICs
EBP, Master Trust [Line Items]
Investments at contract value	69.7	75.2
Plan's Interest in Master Trust | Traditional GICs
EBP, Master Trust [Line Items]
Investments at contract value	$ 2.4	$ 2.9